INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense

The income tax expense (benefit) consisted of the following for the fiscal years ended February 28, 2022 and February 28, 2021:

	February 28, 2022	February 28, 2021
Total current	$—	$—
Total deferred	—	—
Total	$—	$—

Schedule of federal statutory income tax

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal years ended February 28, 2022 and February 28, 2021:

February 28, 2022
Federal statutory rate	$(13,061,500)
State income tax benefit, net of federal benefit	(2,954,400)
Non deductible interest	4,027,800
Non deductible settlement losses	8,515,100
Non deductible stock based compensation	169,400
Non deductible changes in fair value of instruments	(95,800)
Other non deductible expenses	600
Change in valuation allowance	3,398,800
Total	$—

February 28, 2021
Federal statutory rate	$(1,239,000)
Non deductible stock based compensation	77,000
Non deductible (non-includable gains) changes in fair value of instruments	(467,000)
Warrant values within debt discount	(114,000)
Change in valuation allowance	1,743,000
Total	$—

Schedule of deferred income tax assets

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal years February 28, 2022 and February 28, 2021:

	February 28, 2022	February 28, 2021
Deferred tax assets:
Net operating loss carryforwards	$8,445,915	$5,047,115
Debt discount	114,000	114,000
Total deferred tax assets	8,559,915	5,161,115

Deferred tax liabilities:
Depreciation	—	—
Deferred revenue	—	—
Total deferred tax liabilities	—	—

Net deferred tax assets:
Less valuation allowance	(8,559,915)	(5,161,115)
Net deferred tax assets (liabilities)	$—	$—